Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial assets:
Current derivative assets	$ 2,133	$ 2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	161	909
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	95,255	88,983
Financial liabilities:
Long-term debt, current and non-current	905,915	959,633
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	2,133	2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	161	909
Carrying Amount | Non-Recurring
Financial liabilities:
Non-current asset: Vessel		59,498
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	95,255	88,983
Financial liabilities:
Long-term debt, current and non-current	889,741	941,525
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	2,133	2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	$ 161	909
Fair Value | Non-Recurring
Financial liabilities:
Non-current asset: Vessel		$ 59,498